BUSINESS DESCRIPTION	12 Months Ended
Mar. 31, 2021
BUSINESS DESCRIPTION
BUSINESS DESCRIPTION

Note 1 – BUSINESS DESCRIPTION

Organization and description of business

Xiaobai Maimai Inc., formerly known as Hexindai Inc., is a limited company incorporated under the laws of the Cayman Islands on April 25, 2016. Xiaobai Maimai Inc., its subsidiaries, and consolidated variable interest entities ("VIEs") (collectively the “Company”), previously operated an online Peer to Peer ("P2P") marketplace business and micro-lending business in the People's Republic of China (the "PRC"). Since May 2019, the Company has ceased to issue new loans through its micro-lending business and since October 2019, the Company has ceased to conduct its P2P business. In May 2020, the Company launched its social e-commerce platform to offer high-quality and affordable branded products through collaboration with online and offline merchants. On December 16, 2020, the shareholders approved the Company’s plan to change its name to "Xiaobai Maimai Inc."  On December 30, 2020, the Company completed the disposition transaction of its P2P business.

As of March 31, 2021, the Company’s principal subsidiaries and consolidated VIEs are as follows:

	Date of
	incorporation /	Place of	Percentage of
	acquisition	incorporation	legal ownership	Principal activities
Wholly owned subsidiaries
Hexindai Hong Kong Limited (“HK Hexindai”)	May 17, 2016	Hong Kong	100%	Investment holding
Beijing Hexin Yongheng Technology Development Co., Ltd ( Wholly Owned Foreign Enterprise ,“WOFE”)	August 8, 2016	PRC	100%	Provision of consultancy and information technology (“IT”) support
Tianjin Haohongyuan Technology Co., Ltd (“Tianjin Haohongyuan”)	May 25, 2018	PRC	100%	Provision of consultancy and IT support
HX Asia Investment Limited	June 25, 2018	BVI	100%	Investment holding
HX China Investment Limited	January 16, 2019	BVI	100%	Investment holding
Hexin Investment Private Limited	July 15, 2020	Singapore	100%	Investment holding
VIEs
Wusu Hexin Yongheng Trading Co., Ltd (“Wusu Company)	August 28, 2017	PRC	Consolidated VIE	Trading branded products and product promotion
Hexin Digital Technology Co., Ltd.(“Hexin Digital “)	August 1, 2019	PRC	Consolidated VIE	Provision of consultancy and IT support
Beijing Hexin Jiuding Technology Co., Ltd. (“ Hexin Jiuding ”)	January 1, 2021,	PRC	Consolidated VIE	Provision of consultancy and IT support

Recent developments

On January 1, 2021, the Company obtained control and became the primary beneficiary of Beijing Hexin Jiuding Technology Co., Ltd. (“Hexin Jiuding”), by entering into a series of contractual arrangements with Hexin Jiuding and Hexin Fengze Asset Management (Beijing) Co., Ltd., (“Hexin Fengze”), the shareholder of Hexin Jiuding and a wholly-owned subsidiary of Hexin Jinke Group Co., Ltd.